Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of trade and other receivables [Abstract]
Disclosure Of Trade And Other Receivables Balances [Text Block]
The trade and other receivables are detailed as follows:

	As of December 31, 2022		As of December 31, 2021
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	219,233,148	-	187,798,087	-
International business operating segment	95,454,996	-	73,047,039	-
Wines operating segment	64,529,473	-	59,645,896	-
Total commercial debtors	379,217,617	-	320,491,022	-
Impairment loss estimate	(5,689,741)	-	(5,820,206)	-
Total commercial debtors - net	373,527,876	-	314,670,816	-
Others accounts receivables (1)	71,735,660	3,941,760	58,324,913	3,801,244
Total other accounts receivable	71,735,660	3,941,760	58,324,913	3,801,244
Total	445,263,536	3,941,760	372,995,729	3,801,244
(1)	In Other non-current account receivables mainly tax receivables from Argentinian subsidiaries are presented.

Disclosure Of Other Receivables Foreign Currency [Text Block]
The Company’s accounts receivable are denominated in the following currencies:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Chilean Peso	282,513,670	237,454,591
Argentine Peso	84,117,884	68,951,336
US Dollar	48,620,961	38,729,972
Euro	9,337,050	10,590,738
Unidad de Fomento	2,159,295	4,026,471
Uruguayan Pesos	6,786,253	5,243,169
Paraguayan Guarani	11,971,053	8,056,575
Bolivian	1,800,775	1,527,637
Others currencies	1,898,355	2,216,484
Total	449,205,296	376,796,973

Disclosure Of Trade And Other Receivables Time Bands [Text Block]
The detail of the accounts receivable maturities as of December 31, 2022, is detailed as follows:

	Total	Current balance	Overdue balances
			0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	219,233,148	213,862,500	2,805,528	870,442	1,162,551	532,127
International business operating segment	95,454,996	88,876,236	5,677,849	317,765	98,762	484,384
Wines operating segment	64,529,473	57,781,459	6,379,416	225,394	94,989	48,215
Total commercial debtors	379,217,617	360,520,195	14,862,793	1,413,601	1,356,302	1,064,726
Impairment loss estimate	(5,689,741)	(2,842,752)	(711,757)	(501,800)	(737,507)	(895,925)
Total commercial debtors - net	373,527,876	357,677,443	14,151,036	911,801	618,795	168,801
Others accounts receivables	71,735,660	71,433,620	81,332	206,788	-	13,920
Total other accounts receivable	71,735,660	71,433,620	81,332	206,788	-	13,920
Total current	445,263,536	429,111,063	14,232,368	1,118,589	618,795	182,721
Others accounts receivables	3,941,760	3,941,760	-	-	-	-
Total non-current	3,941,760	3,941,760	-	-	-	-

The detail of the accounts receivable maturities as of December 31, 2021 is detailed as follows:

	Total	Current balance	Overdue balances
			0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	187,798,087	182,192,821	3,474,949	291,779	379,429	1,459,109
International business operating segment	73,047,039	67,503,572	4,478,531	123,302	123,089	818,545
Wines operating segment	59,645,896	54,914,881	4,397,507	277,201	2,039	54,268
Total commercial debtors	320,491,022	304,611,274	12,350,987	692,282	504,557	2,331,922
Impairment loss estimate	(5,820,206)	(3,146,576)	(401,432)	(372,848)	(353,056)	(1,546,294)
Total commercial debtors - net	314,670,816	301,464,698	11,949,555	319,434	151,501	785,628
Others accounts receivables	58,324,913	58,033,614	114,849	176,450	-	-
Total other accounts receivable	58,324,913	58,033,614	114,849	176,450	-	-
Total current	372,995,729	359,498,312	12,064,404	495,884	151,501	785,628
Others accounts receivables	3,801,244	3,801,244	-	-	-	-
Total non-current	3,801,244	3,801,244	-	-	-	-

Disclosure Of Impairment Loss Of Trade Receivables [Text Block]
The movement of the impairment losses provision for accounts receivable is as follows:
	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Balance at the beginning of year	(5,820,206)	(6,323,298)
Estimate of expected credit losses up 12 months	(1,091,053)	(1,846,559)
Estimate of expected credit losses longer than 12 months	(31,800)	(33,501)
Impairment provision of accounts receivable	(1,122,853)	(1,880,060)
Uncollectible accounts	478,548	1,995,725
Add back of unused provisions	204,012	476,246
Effect of translation into presentation currency	570,758	(88,819)
Total	(5,689,741)	(5,820,206)

Disclosure of Detailed Information In Expected Credit Loss Index Tranches Based On Age Of Portfolio [Text Block]
The general criteria for the determination of the provision for impairment has been established in the framework of IFRS 9, which requires analyzing the b
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avior of the client portfolio in the long term in order to generate an expected credit loss index by tranches based on the age of the portfolio. This analysis delivered the following results for the Company:
	As of December 31, 2022			As of December 31, 2021
	Credit loss rate	Total carrying amount	Impairment provision	Credit loss rate	Total carrying amount	Impairment provision
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to date	0.14%	431,953,815	(2,842,752)	0.13%	362,644,888	(3,146,576)
0 a 3 months	8.42%	14,944,125	(711,757)	8.97%	12,465,836	(401,432)
3 a 6 months	46.50%	1,620,389	(501,800)	50.30%	868,732	(372,848)
6 a 12 months	100.00%	1,356,302	(737,507)	100.00%	504,557	(353,056)
More than 12 months	100.00%	1,078,646	(895,925)	100.00%	2,331,922	(1,546,294)
Total		450,953,277	(5,689,741)		378,815,935	(5,820,206)